Initial Public Offering - Additional Information (Detail) - $ / shares			12 Months Ended
	Nov. 13, 2019	Nov. 05, 2019	Dec. 31, 2020
Second Closing Of Offering
Number of shares issued	4,125,000
Number of shares of common stock issuable on exercise of each warrant	1
Exercise price of warrants	$ 11.50
IPO
Number of shares issued		27,500,000	31,625,000
Shares issued, price per share		$ 10.00